Segment Information and Sales to Significant Customers (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Customer 1 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	26.00%	29.00%	29.00%
Customer 2 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	10.00%	11.00%	12.00%
Customer 3 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups		10.00%	10.00%